Debt Instruments - FVTOCI and AFS disregarding the allowance for impairment losses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Valuation adjustments, FVTOCI	$ (1,226)
Valuation adjustments, AFS		$ 1,932	$ (3,505)
Amounts reclassified to consolidated income statement, AFS		(9)	(120)
Financial assets	1,361,558	1,285,120
Debt instruments.
Financial assets
Valuation adjustments, FVTOCI	(1,226)
Valuation adjustments, AFS		1,935
Financial assets	317,124	323,452
Financial assets at fair value through other comprehensive income category
Financial assets
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9		92,611
Financial assets, restated		92,611
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial assets
Financial assets, as originally presented		164,947
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9		(73,131)
Financial assets, restated		91,816
Net additions/(disposals), FVTOCI	63,824
Valuation adjustments, FVTOCI	(1,226)
Amounts reclassified to consolidated income statement, FVTOCI	69
Financial assets	154,483
Financial assets at fair value through other comprehensive income category | Debt instruments. | Gross carrying amount
Financial assets
Financial assets	$ 154,483
Financial assets available for sale category
Financial assets
Financial assets, as originally presented		165,742
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9		(165,742)
Financial assets available for sale category | Debt instruments.
Financial assets
Financial assets, as originally presented			154,318	$ 113,525
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9		1,601
Financial assets, restated			154,318	$ 113,525
Net additions/(disposals), AFS		8,703	44,366
Valuation adjustments, AFS		1,935	(3,453)
Amounts reclassified to consolidated income statement, AFS		(9)	(120)
Financial assets		$ 164,947	$ 154,318